Financial Highlights	12 Months Ended
Dec. 31, 2012
Financial Highlights

(7) Financial Highlights

Financial highlights for the year ended December 31, 2012, are as follows:

	SERIES A	SERIES B
Total return*
Total return before incentive fees and MF Global	(13.7)%	(18.0)%
Incentive fees	0.0	0.0
MF Global (See Note 4)	0.3	(0.2)

Total return after incentive fees	(13.4)%	(18.2)%

Ratio to average partners’ capital
Operating expenses before incentive fees	9.0%	10.0%
Incentive fees	0.0	0.0
MF Global (See Note 4)	(0.2)	0.1

Total expenses	8.8%	10.1%

Net investment loss	(8.8)%	(10.1)%
Net asset value per unit, beginning of year	$1,306.48	$1,391.44
Net investment loss	(110.86)	(132.68)
Net loss on investments	(65.13)	(120.11)

Net asset value per unit, end of year	$1,130.49	$1,138.65

*	Total return is calculated for each Series of the Fund taken as a whole. An individual investor’s return may vary from these returns based on the timing of capital transactions.

Other per Unit information:
Net decrease in net assets from operations per Unit (based upon weighted average Number of Units during year)	$(161.72)	$(243.71)

Net decrease in net assets from operations per Unit (based upon change in net asset value per Unit during year)	$(175.99)	$(252.79)

Financial highlights for the year ended December 31, 2011, are as follows:

	SERIES A	SERIES B
Total return*
Total return before incentive fees and MF Global	(14.8)%	(20.3)%
Incentive fees	0.0	0.0
MF Global (See Note 4)	(0.9)%	(1.3)%

Total return after incentive fees	(15.7)%	(21.6)%

Ratio to average partners’ capital
Operating expenses before incentive fees	8.5%	9.2%
Incentive fees	0.0	0.0
MF Global (See Note 4)	0.9%	1.1%

Total expenses	9.4%	10.3%

Net investment loss	(9.4)%	(10.2)%
Net asset value per unit, beginning of year	$1,550.72	$1,773.52
Net investment loss	(143.34)	(178.54)
Net loss on investments	(100.90)	(203.54)
Net asset value per unit, end of year	$1,306.48	$1,391.44

*	Total return is calculated for each Series of the Fund taken as a whole. An individual investor’s return may vary from these returns based on the timing of capital transactions.

Other per Unit information:
Net decrease in net assets from operations per Unit (based upon weighted average Number of Units during year)	$(246.81)	$(337.97)

Net decrease in net assets from operations per Unit (based upon change in net asset value per Unit during year)	$(244.24)	$(382.08)